LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

6.                                     LONG-TERM INVESTMENTS

	December 31,
	2010	2011

Cost method investments:
An internet service company, Investee X (i)	$—	$5,500
Others (ii)	812	3,353
Less: impairment loss on long-term investments (iii)	—	(666)
Cost method investments, net	812	8,187

Equity method investments:
An internet security company, Investee Y (iv)	—	1,958
A web game company, Investee Z (v)	—	1,547
Others (vi)	1,169	4,105
Less: impairment loss on long-term investments (vi)	—	(236)
Equity method investments, net	1,169	7,374

Total	$1,981	$15,561

(i)                                     In October 2011, the Group entered into a share purchase agreement with Investee X to purchase its 18% ordinary shares for an aggregate purchase price of $5,500.  The Group used the cost method of accounting to record its investment since the Group does not have the ability to exercise significant influence over the operating and financing activities.  The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(ii)                                  As of December 31, 2010, the Group had two investments, investee H and I, which are specialized in internet service and online television business, with the equity interest of 16.67% and less than 0.1%, respectively. The carrying value was $146 and $666. In 2011, the Group made five other investments with initial consideration of $929, $353, $158, $158 and $943, respectively, which are specialized in mobile internet business and security business with the equity interest of 1.7%, 1.5%, 15%, 15% and 5%, respectively. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The Group has performed an impairment analysis and determined that there was no impairment on the investments during 2010. In 2011, one of the investments was fully impaired (see iii).

(iii)                               During 2011, the operations of one of the investments in an online television company with cost of $666 declined significantly. The Group performed an impairment analysis on the investment. Based on estimated net future cash flow of the investee company, which is a level 3 measure, the result of which indicated that the decrease in the fair value of the investee was other-than-temporary and hence, the investment should be fully written off.  As a result, the Group recognized an impairment loss of $666 during the year ended December 31, 2011.

(iv)                              In November 2011, the Group entered into a nonmonetary transaction with the Investee Y. The Group provides the license for using the Group’s certain technology licenses to Investee Y in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee Y. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten-year contract period. The Group recognized $142 share of loss since the date of the investment. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(v)                                 In December 2011, the Group made an investment of $1,572, representing 25% ownership, to form a new web game company, Investee Z, with independent third parties.  The investment was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee Z.  The Group recognized $25 share of loss in 2011. The management of the Group determined that there was no impairment on such investment during the year ended December 31, 2011.

(vi)                              As of December 31, 2010, the Group had two investments with initial consideration of $772 and $454, respectively, which are specialized in web game business and security business with the equity interest of 35% each. In 2011, the Group made nine other investments with initial consideration of $469, $470, $548, $313, $621, $131, $415, $788 and $470, respectively, which are specialized in web game business, mobile internet business and security business, with the equity interest of 30%, 30%, 38%, 25%, 30%, 30%, 40%, 35% and 20%, respectively. The investments were accounted for as equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of investees. The Group recognized $57 and $270 share of loss in these investments in 2010 and 2011, respectively. The management performed the impairment analysis on these investments based on level 3 measures and determined that there was no impairment in 2010, and one investment was impaired because its fair value decreased significantly below its carrying value and the decrease was other-than-temporary in 2011. The impairment loss was $236.